Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2017
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS has a continuing involvement in those transferred assets.

As of 31 December 2017, the majority of the retained continuing involvement related to securitization positions held in the trading portfolio, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS’s continuing involvement related to these purchased and retained interests was CHF 8 million as of 31 December 2017, and UBS recognized gains of CHF 4 million in 2017 related to these positions. As of 31 December 2017, life-to-date losses of CHF 1,170 million were recorded related to the positions held as of 31 December 2017.

As of 31 December 2016, the fair value and carrying amount of UBS’s continuing involvement related to purchased and retained interests in securitization vehicles was CHF 5 million, and UBS recognized gains of CHF 11 million in 2016 related to these positions. As of 31 December 2016, life-to-date losses of CHF 1,173 million were recorded related to the positions held as of 31 December 2016.

The maximum exposure to loss related to purchased and retained interests in securitization structures was CHF 14 million as of 31 December 2017 compared with CHF 28 million as of 31 December 2016.

Undiscounted cash outflows of CHF 7 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.

UBS AG
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS has a continuing involvement in those transferred assets.

As of 31 December 2017, the majority of the retained continuing involvement related to securitization positions held in the trading portfolio, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS’s continuing involvement related to these purchased and retained interests was CHF 8 million as of 31 December 2017, and UBS recognized gains of CHF 4 million in 2017 related to these positions. As of 31 December 2017, life-to-date losses of CHF 1,170 million were recorded related to the positions held as of 31 December 2017.

As of 31 December 2016, the fair value and carrying amount of UBS’s continuing involvement related to purchased and retained interests in securitization vehicles was CHF 5 million, and UBS recognized gains of CHF 11 million in 2016 related to these positions. As of 31 December 2016, life-to-date losses of CHF 1,173 million were recorded related to the positions held as of 31 December 2016.

The maximum exposure to loss related to purchased and retained interests in securitization structures was CHF 14 million as of 31 December 2017 compared with CHF 28 million as of 31 December 2016.

Undiscounted cash outflows of CHF 7 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.